MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                     TWO WORLD TRADE CENTER
                       NEW YORK, NEW YORK
                         (212) 392-1600






                                   September 1, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Value-Added Market Series
     File #33-14629
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on August 25, 1998.


                                             Very truly yours,
                                     /s/     Marilyn K. Cranney
                                             Marilyn K. Cranney
                                             Assistant Secretary



cc: Randolph Koch
    Barry Fink